UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To: John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments.

Statement of Investments
August 31, 2008 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 81.09%
Argentina - 7.44%
Republic of Argentina
8.750%, 02/04/2003(1)	EUR	57,000	$24,546
7.000%, 03/18/2004(1)	EUR	30,000	12,588
7.000%, 03/18/2004(1)	EUR	58,000	12,443
3.000%, 03/29/2005(1)		154,000	48,510
9.000%, 05/24/2005(1)	EUR	191,000	80,142
9.000%, 04/26/2006(1)	EUR	58,000	24,550
10.000%, 01/03/2007(1)	ITL	140,000,000	31,669
10.250%, 01/26/2007(1)	EUR	661,000	289,515
8.000%, 02/26/2008(1)	EUR	243,000	103,303
7.000%, 09/12/2013		130,000	93,152
8.280%, 12/31/2033		2,402,472	1,795,848
1.318%, 12/15/2035(2)		910,000	91,000
1.330%, 12/31/2038(3)		160,000	51,600
			2,658,866

Brazil - 7.65%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2014	BRL	625,000	331,906
Series F, 10.000%, 01/01/2017	BRL	3,100,000	1,577,422
Republic of Brazil
8.000%, 01/15/2018		740,000	826,580
			2,735,908

Bulgaria - 0.68%
Republic of Bulgaria
8.250%, 01/15/2015		215,000	243,755

Colombia - 7.77%
Republic of Colombia
10.750%, 01/15/2013		30,000	36,405
6.362%, 03/17/2013(2)		55,000	58,300
8.250%, 12/22/2014		85,000	97,198
4.607%, 11/16/2015(2)		100,000	103,000
7.375%, 01/27/2017		100,000	110,100
11.750%, 02/25/2020		385,000	564,988
9.850%, 06/28/2027	COP	1,645,000,000	795,099
10.375%, 01/28/2033		35,000	51,100
7.375%, 09/18/2037		875,000	962,062
			2,778,252

Ecuador - 1.80%
Republic of Ecuador
9.375%, 12/15/2015		85,000	83,088
10.000%, 08/15/2030		630,000	560,700
			643,788

El Salvador - 3.49%
Republic of El Salvador
7.750%, 01/24/2023		133,000	141,978
8.250%, 04/10/2032		290,000	315,375
7.650%, 06/15/2035		763,000	791,612
			1,248,965

Gabon - 1.14%
Republic of Gabonese
8.200%, 12/12/2017(4)		395,000	407,838

Ghana - 0.81%
Republic of Ghana
8.500%, 10/04/2017		290,000	291,451

Indonesia - 6.03%
Indonesia Government Credit Linked Note
8.443%, 02/20/2010(5)(6)(8)(9)	IDR	2,847,000,000	262,920
12.500%, 03/15/2013(5)(8)(9)	IDR	1,000,000,000	111,421
12.800%, 06/15/2021(5)(8)(9)	IDR	2,860,000,000	320,695
Republic of Indonesia
8.500%, 10/12/2035		100,000	107,250
7.750%, 01/17/2038		1,365,000	1,354,762
			2,157,048

Iraq - 2.33%
Republic of Iraq
5.800%, 01/15/2028		1,125,000	833,906

Lebanon - 1.08%
Lebanese Republic
4.000%, 12/31/2017		479,750	387,398

Malaysia - 0.98%
Malaysia
3.833%, 09/28/2011	MYR	585,000	171,957
3.461%, 07/31/2013	MYR	625,000	179,231
			351,188

Mexico - 5.96%
Mexican Bonos
10.000%, 12/05/2024	MXN	3,220,000	355,077
United Mexican States
7.250%, 12/15/2016	MXN	9,310,000	841,206
5.625%, 01/15/2017		120,000	121,320
8.125%, 12/30/2019		385,000	463,925
8.300%, 08/15/2031		140,000	176,400
6.050%, 01/11/2040		176,000	171,336
			2,129,264

Panama - 5.74%
Republic of Panama
7.250%, 03/15/2015		417,000	454,113
9.375%, 01/16/2023		25,000	32,250
8.875%, 09/30/2027		146,000	185,055
9.375%, 04/01/2029		1,045,000	1,380,706
			2,052,124

Peru - 0.87%
Republic of Peru
9.875%, 02/06/2015	115,000	142,312
8.375%, 05/03/2016	120,000	141,180
6.550%, 03/14/2037	25,000	25,688
		309,180

Philippines - 6.18%
Republic of Philippines
8.250%, 01/15/2014	207,000	228,352
8.875%, 03/17/2015	58,000	66,485
9.375%, 01/18/2017	825,000	993,135
7.500%, 09/25/2024	145,000	156,600
10.625%, 03/16/2025	460,000	627,900
9.500%, 02/02/2030	30,000	38,552
6.375%, 01/15/2032	100,000	96,750
		2,207,774

Russia - 4.19%
Russian Federation
7.500%, 03/31/2030	1,343,540	1,498,047

South Africa - 1.52%
Republic of South Africa
6.500%, 06/02/2014	503,000	519,976
8.500%, 06/23/2017	20,000	23,100
		543,076

Turkey - 4.78%
Republic of Turkey
7.250%, 03/15/2015	275,000	288,406
6.750%, 04/03/2018	195,000	195,731
7.375%, 02/05/2025	100,000	101,938
6.875%, 03/17/2036	920,000	867,100
7.250%, 03/05/2038	265,000	256,719
		1,709,894

Ukraine - 2.25%
Ukraine Government
6.875%, 03/04/2011(4)	110,000	106,975
6.385%, 06/26/2012	100,000	93,500
7.650%, 06/11/2013	630,000	604,013
		804,488

Uruguay - 2.50%
Republic of Uruguay
8.000%, 11/18/2022	835,000	891,363
7.875%, 01/15/2033(7)	800	834
		892,197

Venezuela - 4.84%
Republic of Venezuela
10.750%, 09/19/2013	245,000	254,188
8.500%, 10/08/2014	40,000	37,600
7.000%, 12/01/2018	75,000	60,000
7.650%, 04/21/2025	1,635,000	1,260,993
Venezuela Government International Bond
9.000%, 05/07/2023	45,000	39,150
9.250%, 05/07/2028	90,000	78,413
		1,730,344

Vietnam - 1.06%
Republic of Vietnam
6.875%, 01/15/2016	385,000	377,300

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $29,004,134)		28,992,051

CORPORATE BONDS - 12.44%
Brazil - 2.09%
GTL Trade Finance, Inc.
7.250%, 10/20/2017(4)	310,000	312,325
National Development Co.
6.369%, 06/16/2018(4)	260,000	262,438
Petrobras International Finance Co.
5.875%, 03/01/2018	175,000	171,491
		746,254

Chile - 0.37%
Corp. Nacional del Cobre de Chile - CODELCO
6.375%, 11/30/2012	125,000	132,834

Great Britain - 0.94%
Vedanta Resources PLC
9.500%, 07/18/2018(4)	340,000	334,900

Ireland - 0.81%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(4)	300,000	290,250

Kazakhstan - 0.87%
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(5)	305,000	311,863

Luxembourg - 1.82%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.750%, 05/29/2018(4)	350,000	329,218
VTB Capital SA
6.875%, 05/29/2018(4)	345,000	323,438
		652,656

Malaysia - 3.38%
Petroliam Nasional BHD
7.750%, 08/15/2015	335,000	386,929
Petronas Capital Ltd.
7.875%, 05/22/2022	675,000	822,497
		1,209,426

Mexico - 1.10%
Pemex Project Funding Master Trust
5.750%, 03/01/2018	400,000	392,200

Netherlands - 0.30%
HSBK Europe BV
9.250%, 10/16/2013(4)	110,000	105,875

Singapore - 0.03%
DBS Bank Ltd.
5.000%, 11/15/2019(2)(4)	10,000	9,351

Tunisia - 0.28%
Banque Centrale de Tunisie
7.375%, 04/25/2012	60,000	63,900
8.250%, 09/19/2027	30,000	34,725
		98,625

United States - 0.45%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(4)	160,000	161,104

TOTAL CORPORATE BONDS (Amortized Cost $4,499,204)		4,445,338

MONEY MARKET MUTUAL FUNDS - 4.87%
Dreyfus Cash Advantage Plus Fund (2.66% 7-day yield)	1,742,442	1,742,442

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $1,742,442)		1,742,442

Total Investments - 98.40% (Amortized Cost $35,245,780)		$35,179,831

Other Assets In Excess of Liabilities - 1.60%		570,763

Net Assets - 100%		$35,750,594

*  The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated).  See below.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro Currency
IDR	Indonesian Rupiah
ITL	Italian Lira
MXN	Mexican Peso
MYR	Malaysian Ringgit

(1) Security is currently in default/non-income producing.

(2) Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(3) Step Bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,643,712, which represents approximately 7.39% of net assets as of August 31, 2008.

(5) The security is issued by JP Morgan Securities, Inc.

(6) Zero coupon bond reflects effective yield on the date of purchase.

(7) Pay-in-kind securities.

(8) This security is considered illiquid by the Investment Advisor.

(9) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

							Unrealized
Contract	Contracted		Purchase/Sale	Expiration	Value on	Current	Appreciation/
Description	Amount		Contract	Date	Settlement Date	Value	(Depreciation)
EUR	208,440	(EUR)	Purchase	01/16/2009	$321,831	$304,686	$(17,145)

EUR	618,835	(EUR)	Sale	01/16/2009	$975,049	$904,578	$70,471

Statement of Investments
August 31, 2008 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 90.81%
Advertising - 2.24%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(8)(9)	$4,000	$1,600
Lamar Media Corp.
6.625%, 08/15/2015	710,000	633,675
Series B, 6.625%, 08/15/2015	780,000	695,175
Series C, 6.625%, 08/15/2015	200,000	178,250
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	137,500
Series A-2, 6.875%, 01/15/2013	25,000	13,875
Series A-3, 8.875%, 01/15/2016	380,000	201,400
8.875%, 10/15/2017	1,800,000	936,000
		2,797,475

Aerospace - Defense - 4.39%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	640,000	625,600
DRS Technologies, Inc.
6.875%, 11/01/2013	175,000	178,063
6.625%, 02/01/2016	20,000	20,700
7.625%, 02/01/2018	385,000	407,138
Esterline Technologies Corp.
7.750%, 06/15/2013	325,000	326,625
6.625%, 03/01/2017	275,000	268,125
L-3 Communications Corp.
7.625%, 06/15/2012	1,531,000	1,561,619
6.125%, 01/15/2014	475,000	460,750
Series B, 6.375%, 10/15/2015	400,000	385,000
Moog, Inc.
6.250%, 01/15/2015	660,000	627,000
TransDigm, Inc.
7.750%, 07/15/2014	625,000	610,938
		5,471,558

Agriculture - 0.96%
Reynolds American, Inc.
7.625%, 06/01/2016	1,155,000	1,199,457

Airlines - 0.00%(1)
Continental Airlines, Inc.
Series 981C, 6.541%, 09/15/2009(8)	743	699

Apparel - 0.72%
Levi Strauss & Co.
9.750%, 01/15/2015	985,000	892,656

Auto Manufacturers - 1.33%
Ford Motor Co.
7.450%, 07/16/2031	1,135,000	590,200
8.900%, 01/15/2032	25,000	13,375
General Motors Corp.
8.375%, 07/15/2033	2,110,000	1,055,000
		1,658,575

Beverages - 1.27%
Constellation Brands, Inc.
8.375%, 12/15/2014	675,000	700,313
7.250%, 09/01/2016	845,000	832,325
7.250%, 05/15/2017	50,000	49,250
		1,581,888

Building Materials - 0.41%
Interline Brands, Inc.
8.125%, 06/15/2014	400,000	385,000
Nortek, Inc.
8.500%, 09/01/2014	150,000	92,250
NTK Holdings, Inc.
10.750%, 03/01/2014(2)	75,000	31,875
		509,125

Chemicals - 3.42%
Airgas, Inc.
6.250%, 07/15/2014	425,000	418,625
7.125%, 10/01/2018(3)	75,000	75,938
Hercules, Inc.
6.750%, 10/15/2029	475,000	479,750
Lyondell Chemical Co.
8.375%, 08/15/2015(3)	945,000	562,275
MacDermid, Inc.
9.500%, 04/15/2017(3)	475,000	437,000
Nalco Co.
7.750%, 11/15/2011	375,000	381,563
8.875%, 11/15/2013	530,000	553,850
NewMarket Corp.
7.125%, 12/15/2016	405,000	394,875

Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	964,012
		4,267,888

Coal - 1.22%
Arch Western Finance LLC
6.750%, 07/01/2013(4)	625,000	626,563
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	490,000	498,575
7.375%, 11/01/2016	260,000	269,100
7.875%, 11/01/2026	125,000	125,000
		1,519,238

Commercial Services - 4.62%
ARAMARK Corp.
6.301%, 02/01/2015(4)	65,000	60,775
8.500%, 02/01/2015	955,000	966,937
Cadmus Communications Corp.
8.375%, 06/15/2014	550,000	426,250
Cenveo Corp.
7.875%, 12/01/2013	100,000	82,875
10.500%, 08/15/2016(3)	250,000	245,625
Corrections Corp. of America
7.500%, 05/01/2011	10,000	10,125
6.250%, 03/15/2013	999,000	984,014
6.750%, 01/31/2014	325,000	324,188
Deluxe Corp.
7.375%, 06/01/2015	395,000	344,638
Education Management, LLC
8.750%, 06/01/2014	600,000	549,750
10.250%, 06/01/2016	195,000	171,844
The Geo Group, Inc.
8.250%, 07/15/2013	325,000	329,875
Iron Mountain, Inc.
8.625%, 04/01/2013	25,000	25,250
7.750%, 01/15/2015	575,000	577,874
8.750%, 07/15/2018	285,000	292,838
8.000%, 06/15/2020	375,000	366,563
		5,759,421

Communications - 0.51%
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/2016	600,000	632,250

Distribution - Wholesale - 0.46%
Baker & Taylor, Inc.
11.500%, 07/01/2013(3)	670,000	573,688

Diversified Financial Services - 6.24%
AmeriCredit Corp.
8.500%, 07/01/2015	110,000	84,425
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	275,000	255,659
9.875%, 08/10/2011	1,075,000	882,991
8.000%, 12/15/2016	1,285,000	927,139
Fox Acquisition Sub LLC
13.375%, 07/15/2016(3)	540,000	542,700
Global Cash Access LLC
8.750%, 03/15/2012	600,000	576,000
GMAC LLC
5.850%, 01/14/2009	450,000	430,931
5.625%, 05/15/2009	224,000	201,101
7.250%, 03/02/2011	125,000	83,446
6.875%, 09/15/2011	375,000	232,842
6.000%, 12/15/2011	150,000	89,937
7.000%, 02/01/2012	600,000	359,739
6.625%, 05/15/2012	105,000	61,363
8.000%, 11/01/2031	30,000	16,208
Hughes Network Systems LLC
9.500%, 04/15/2014	160,000	162,000
Petroplus Finance Ltd.
6.750%, 05/01/2014(3)	485,000	441,350
7.000%, 05/01/2017(3)	550,000	490,875
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	475,000	415,625
Rainbow National Services LLC
8.750%, 09/01/2012(3)	200,000	205,000
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	125,000	123,125
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	70,313
6.750%, 03/01/2016(3)	575,000	539,063
Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	590,000	582,625
		7,774,457

Electric - 5.92%
The AES Corp.
7.750%, 03/01/2014	650,000	650,000
8.000%, 10/15/2017	850,000	841,500
Edison Mission Energy
7.500%, 06/15/2013	55,000	55,413
7.200%, 05/15/2019	665,000	641,725
7.625%, 05/15/2027	960,000	871,200

Mirant Americas Generation LLC
8.500%, 10/01/2021	175,000	150,500
Mirant North America LLC
7.375%, 12/31/2013	915,000	912,713
NRG Energy, Inc.
7.250%, 02/01/2014	425,000	420,219
7.375%, 02/01/2016	1,090,000	1,079,099
Texas Competitive Electric Holdings Co LLC
10.250%, 11/01/2015(3)	1,750,000	1,754,374
		7,376,743

Electrical Components & Equipment - 0.48%
Belden, Inc.
7.000%, 03/15/2017	630,000	598,500

Entertainment - 3.99%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	45,375
11.000%, 02/01/2016	565,000	576,300
Cinemark, Inc.
9.750%, 03/15/2014(2)	1,260,000	1,222,199
Great Canadian Gaming Corp.
7.250%, 02/15/2015(3)	630,000	596,925
Isle of Capri Casinos, Inc.
7.000%, 03/01/2014	145,000	104,400
Marquee Holdings, Inc.
12.000%, 08/15/2014(2)	540,000	432,000
Penn National Gaming, Inc.
6.875%, 12/01/2011	25,000	23,875
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	425,000	416,500
8.750%, 10/01/2013	175,000	173,688
7.500%, 06/15/2015	855,000	666,900
Seneca Gaming Corp.
7.250%, 05/01/2012	695,000	623,763
Series B, 7.250%, 05/01/2012	105,000	94,238
		4,976,163

Environmental Control - 0.81%
Allied Waste North America, Inc.
7.250%, 03/15/2015	900,000	915,750
Series B, 7.125%, 05/15/2016	50,000	50,750
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	36,925
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(5)(8)	50,000	10
		1,003,435

Food - 1.55%
American Stores Co.
7.900%, 05/01/2017(8)	550,000	539,000
Del Monte Corp.
8.625%, 12/15/2012	625,000	634,375
Dole Food Co., Inc.
8.625%, 05/01/2009	300,000	297,750
7.250%, 06/15/2010	325,000	302,250
8.750%, 07/15/2013	65,000	60,450
Pilgrim’s Pride Corp.
9.250%, 11/15/2013	100,000	101,625
		1,935,450

Forest Products & Paper - 1.38%
Appleton Papers, Inc.
8.125%, 06/15/2011	470,000	432,400
Series B, 9.750%, 06/15/2014	200,000	159,000
Buckeye Technologies, Inc.
8.000%, 10/15/2010	91,000	90,773
8.500%, 10/01/2013	525,000	530,249
International Paper Co.
7.950%, 06/15/2018	500,000	508,878
		1,721,300

Healthcare-Products - 1.94%
Accellent, Inc.
10.500%, 12/01/2013	630,000	595,350
Advanced Medical Optics, Inc.
7.500%, 05/01/2017	675,000	607,500
Boston Scientific Corp.
6.000%, 06/15/2011	900,000	897,750
6.400%, 06/15/2016	50,000	48,500
7.000%, 11/15/2035	300,000	269,250
		2,418,350

Healthcare-Services - 4.73%
Community Health Systems, Inc.
8.875%, 07/15/2015	900,000	913,500
DaVita, Inc.
7.250%, 03/15/2015	1,245,000	1,230,994
HCA, Inc.
9.250%, 11/15/2016	1,525,000	1,572,655
9.625%, 11/15/2016(6)	600,000	606,750

National Mentor Holdings, Inc.
11.250%, 07/01/2014	75,000	75,938
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	755,000	736,125
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	108,125
9.250%, 05/01/2017(6)	745,000	648,150
		5,892,237

Holding Companies-Diversified - 0.17%
AMH Holdings, Inc.
11.250%, 03/01/2014(2)	130,000	87,750
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	135,000	122,850
		210,600

Home Furnishings - 0.24%
Norcraft Cos LP
9.000%, 11/01/2011	35,000	35,000
Norcraft Holdings LP
9.750%, 09/01/2012(2)	300,000	268,500
		303,500

Iron/Steel - 0.86%
RathGibson, Inc.
11.250%, 02/15/2014	400,000	387,000
Steel Dynamics, Inc.
7.375%, 11/01/2012	450,000	447,750
6.750%, 04/01/2015	250,000	234,375
		1,069,125

Lodging - 0.83%
Caesars Entertainment, Inc.
7.875%, 03/15/2010	325,000	278,688
MGM Mirage
8.500%, 09/15/2010	325,000	316,063
8.375%, 02/01/2011	75,000	68,438
Station Casinos, Inc.
6.000%, 04/01/2012	60,000	42,150
7.750%, 08/15/2016	475,000	322,999
		1,028,338

Machinery - Construction & Mining - 0.66%
Terex Corp.
8.000%, 11/15/2017	825,000	818,813

Media - 7.60%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(3)(6)	425,000	312,375
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	700,000	604,625
CCH I Holdings LLC
9.920%, 04/01/2014	275,000	137,500
10.000%, 05/15/2014	25,000	12,500
11.000%, 10/01/2015	1,290,000	996,524
CCH I Holdings LLC
11.750%, 05/15/2014(2)	230,000	124,200
12.125%, 01/15/2015(2)	25,000	13,625
CCO Holdings LLC
8.750%, 11/15/2013	75,000	71,063
Charter Communications Operating, LLC
8.375%, 04/30/2014(3)	125,000	121,094
CSC Holdings, Inc.
Series B, 7.625%, 04/01/2011	675,000	681,750
6.750%, 04/15/2012	350,000	343,000
Dex Media, Inc.
8.000%, 11/15/2013	20,000	11,900
9.000%, 11/15/2013(2)	150,000	87,750
9.000%, 11/15/2013(2)	225,000	131,625
Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	19,300
Series B, 9.875%, 08/15/2013	44,000	33,990
Echostar DBS Corp.
7.000%, 10/01/2013	25,000	23,875
6.625%, 10/01/2014	650,000	599,625
7.125%, 02/01/2016	660,000	610,500
Idearc, Inc.
8.000%, 11/15/2016	1,265,000	578,738
Radio One, Inc.
Series B, 8.875%, 07/01/2011	665,000	568,575
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017	470,000	280,825
Rogers Cable, Inc.
8.750%, 05/01/2032	175,000	198,114
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	376,025
Sinclair Television Group, Inc.
8.000%, 03/15/2012	516,000	505,680
Univision Communications, Inc.
9.750%, 03/15/2015(3)(6)	1,075,000	774,000

Videotron Ltee
6.875%, 01/15/2014	920,000	898,149
6.375%, 12/15/2015	185,000	173,669
9.125%, 04/15/2018(3)	175,000	184,844
		9,475,440

Miscellaneous Manufacturers - 1.66%
Blount, Inc.
8.875%, 08/01/2012	50,000	51,250
Koppers, Inc.
9.875%, 10/15/2013	500,000	527,500
Koppers Holdings, Inc.
9.875%, 11/15/2014(2)	425,000	380,375
RBS Global, Inc.
9.500%, 08/01/2014	635,000	622,300
SPX Corp.
7.625%, 12/15/2014(3)	475,000	488,656
		2,070,081

Office-Business Equipment - 1.65%
IKON Office Solutions, Inc.
7.750%, 09/15/2015	300,000	324,750
Xerox Capital Trust I
8.000%, 02/01/2027	1,820,000	1,736,977
		2,061,727

Office Furnishings - 0.22%
Interface, Inc.
9.500%, 02/01/2014	265,000	279,575

Oil & Gas - 5.64%
Chaparral Energy, Inc.
8.500%, 12/01/2015	625,000	546,875
8.875%, 02/01/2017(2)	145,000	126,513
Chesapeake Energy Corp.
7.625%, 07/15/2013	575,000	585,063
7.000%, 08/15/2014	50,000	49,750
6.375%, 06/15/2015	150,000	140,250
6.250%, 01/15/2018	585,000	538,200
7.250%, 12/15/2018	550,000	539,000
EXCO Resources, Inc.
7.250%, 01/15/2011	1,025,000	1,019,874
Hilcorp Energy I LP
7.750%, 11/01/2015(3)	270,000	245,700
9.000%, 06/01/2016(3)	334,000	327,320
Newfield Exploration Co.
7.125%, 05/15/2018	500,000	473,750

Pioneer Natural Resources Co.
6.650%, 03/15/2017	950,000	870,274
Quicksilver Resources, Inc.
8.250%, 08/01/2015	625,000	607,812
SandRidge Energy, Inc.
8.000%, 06/01/2018(3)	575,000	541,938
Stone Energy Corp.
8.250%, 12/15/2011	425,000	414,375
		7,026,694

Oil & Gas Services - 1.23%
Complete Production Services, Inc.
8.000%, 12/15/2016	600,000	592,500
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	955,000	943,063
		1,535,563

Packaging & Containers - 2.13%
Crown Americas LLC
7.625%, 11/15/2013	175,000	178,938
7.750%, 11/15/2015	430,000	442,900
Graphic Packaging International, Inc.
8.500%, 08/15/2011	410,000	405,900
9.500%, 08/15/2013	460,000	434,700
Owens Brockway Glass Container, Inc.
8.250%, 05/15/2013	500,000	517,499
Series $, 6.750%, 12/01/2014	425,000	423,938
Owens-Illinois, Inc.
7.500%, 05/15/2010	100,000	102,750
Packaging Dynamics Finance Corp.
10.000%, 05/01/2016(3)	225,000	153,000
Radnor Holdings Corp.
11.000%, 03/15/2010(5)(8)	25,000	313
		2,659,938

Pipelines - 5.40%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	62,719
7.000%, 06/01/2025	10,000	10,114
Atlas Pipeline Partners LP
8.125%, 12/15/2015	600,000	576,000
8.750%, 06/15/2018(3)	25,000	24,500
Copano Energy LLC
7.750%, 06/01/2018(3)	550,000	514,250

Dynegy Holdings, Inc.
8.375%, 05/01/2016	920,000	905,049
7.125%, 05/15/2018	500,000	437,500
7.750%, 06/01/2019	160,000	148,400
7.625%, 10/15/2026	25,000	20,625
El Paso Corp.
7.250%, 06/01/2018	175,000	172,813
7.800%, 08/01/2031	800,000	794,000
MarkWest Energy Partners LP
8.750%, 04/15/2018(3)	575,000	575,000
Targa Resources, Inc.
8.500%, 11/01/2013	855,000	816,525
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	166,650
Transcontinental Gas Pipe Line Corp.
6.400%, 04/15/2016	50,000	50,478
Williams Cos, Inc.
7.875%, 09/01/2021	875,000	920,635
8.750%, 03/15/2032	473,000	533,540
		6,728,798

Real Estate Investment Trusts - 1.67%
Felcor Lodging LP
8.500%, 06/01/2011	525,000	509,250
4.803%, 12/01/2011(4)	90,000	78,300
Host Hotels & Resorts LP
Series M, 7.000%, 08/15/2012	275,000	258,500
7.125%, 11/01/2013	875,000	829,063
Series O, 6.375%, 03/15/2015	75,000	65,625
Series Q, 6.750%, 06/01/2016	400,000	346,000
		2,086,738

Retail - 2.24%
Claire’s Stores, Inc.
9.625%, 06/01/2015(6)	805,000	229,425
10.500%, 06/01/2017	425,000	159,375
Inergy LP
8.250%, 03/01/2016	300,000	283,500
8.250%, 03/01/2016(3)	325,000	307,125
Michaels Stores, Inc.
10.000%, 11/01/2014	675,000	509,625
11.375%, 11/01/2016	75,000	48,375
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(6)	95,000	92,863
10.375%, 10/15/2015	525,000	514,500
Quiksilver, Inc.
6.875%, 04/15/2015	600,000	484,500

Sbarro, Inc.
10.375%, 02/01/2015	225,000	156,375
		2,785,663

Semiconductors - 0.50%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	490,000	399,350
9.125%, 12/15/2014(6)	285,000	223,725
		623,075

Telecommunications - 8.62%
American Tower Corp.
7.500%, 05/01/2012	400,000	410,000
7.125%, 10/15/2012	75,000	76,875
7.000%, 10/15/2017(3)	575,000	575,000
Citizens Communications Co.
7.875%, 01/15/2027	125,000	108,125
9.000%, 08/15/2031	1,230,000	1,073,174
Embarq Corp.
7.082%, 06/01/2016	610,000	566,790
7.995%, 06/01/2036	700,000	619,311
Level 3 Financing, Inc.
12.250%, 03/15/2013	470,000	481,750
9.250%, 11/01/2014	540,000	498,150
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	865,000	861,756
Nextel Communications, Inc.
Series D, 7.375%, 08/01/2015	750,000	609,749
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	800,625
Qwest Corp.
8.875%, 03/15/2012	100,000	101,250
7.500%, 10/01/2014	1,050,000	979,125
7.500%, 6/15/2023	25,000	21,000
6.875%, 09/15/2033	625,000	465,625
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	31,593
8.000%, 12/15/2012	770,000	794,063
6.375%, 03/01/2014	50,000	50,775
Rural Cellular Corp.
5.682%, 06/01/2013(4)	230,000	235,750
Sprint Capital Corp.
8.750%, 03/15/2032	150,000	146,231
Virgin Media Finance PLC
9.125%, 08/15/2016	650,000	622,375

Wind Acquisition Finance SA
10.750%, 12/01/2015(3)	20,000	20,600
Windstream Corp.
8.625%, 08/01/2016	590,000	587,050
		10,736,742

Transportation - 0.90%
Bristow Group, Inc.
7.500%, 09/15/2017	530,000	511,450
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	604,800
		1,116,250
TOTAL CORPORATE BONDS (Amortized Cost $119,124,864)		113,177,213

CONVERTIBLE CORPORATE BONDS - 0.08%
Aerospace - Defense - 0.03%
Alliant Techsystems, Inc.
2.750%, 02/15/2024(3)	10,000	13,625
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(3)	15,000	17,756
		31,381

Media - 0.02%
Sinclair Broadcast Group, Inc.
4.875%, 07/15/2018(2)	25,000	23,031

Real Estate Investment Trusts - 0.03%
MeriStar Hospitality Corp.
9.500%, 04/01/2010	40,000	41,061

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $93,477)		95,473

BANK LOANS - 3.91%
Aerospace - Defense - 0.32%
Sequa Corp.3
5.950%, 12/07/2014	316,908	303,043
Sequa Corp.4
5.950%, 12/07/2014	105,188	100,586
		403,629

Auto Manufacturers - 0.34%
Ford Motor Co.
8.000%, 11/29/2013	541,750	421,775

Beverages - 0.09%
Tropicana Products, Inc.
9.250%, 12/15/2011	142,147	116,294

Building Products - 0.50%
Texas Electric
5.963%, 10/10/2014	174,910	163,500
6.169%, 10/10/2014	6,774	6,332
6.303%, 10/10/2014	490,620	458,616
		628,448

Chemicals - 0.26%
LYON
4.890%, 06/12/2014	399,000	328,676

Commercial Services - 0.08%
ARAMARK Corp.
4.676%, 01/26/2014	91,966	87,369
5.198%, 01/26/2014	5,843	5,550
		92,919

Diversified Financial Services - 0.22%
First Data Corp B-1
7.580%, 10/08/2014	19,151	17,594
First Data Crp B1 T4
5.212%, 10/08/2014	270,379	248,391
First Data Crp B1 T5
5.552%, 10/08/2014	8,220	7,552
		273,537

Entertainment - 0.15%
LV Sands-Del Draw I
4.170%, 06/30/2008	45,000	38,472
LV Sands-Tranche 3
4.450%, 06/30/2008	178,200	152,351
		190,823

Forest Products & Paper - 0.33%
Graphpack1
5.535%, 05/16/2014	53,125	51,365
Graphpack2
5.670%, 05/16/2014	53,125	51,365
Graphpack8
5.551%, 12/31/2008	187,708	181,490
Graphpack9
5.884%, 09/30/2008	4,958	4,794
Graphpack10
5.542%, 05/16/2014	7,083	6,849
Graphpack11
5.542%, 05/16/2014	116,875	113,004
		408,867

Healthcare-Services - 0.20%
HCA, Inc.
7.080%, 11/18/2013	263,164	247,045

Hotels & Motels - 0.17%
Tribune Company
7.396%, 05/14/2009	222,188	213,744

Internet - 0.18%
Level 3 Communications, Inc.
5.389%, 03/09/2014	71,429	65,000
6.627%, 03/09/2014	178,571	162,500
		227,500

Media - 0.46%
Charter Comm 5
4.670%, 07/30/2099	313	274
Charter Comm 6
4.800%, 07/30/2099	124,063	108,845
Crown Castle International Corp.
6.330%, 03/02/2014	246,875	231,858
Merrill Communications, LLC
9.517%, 11/27/2013	150,000	107,250
Univision 1L 22
4.713%, 05/30/2008	9,060	7,319
Univision Communications, Inc.
5.494%, 10/03/2014	140,940	113,853
		569,399

Office Furnishings - 0.14%
Collins & Aikman Floorcoverings, Inc.
5.090%, 05/08/2014	21,272	16,379
7.401%, 05/08/2014	178,034	137,086
7.646%, 05/08/2014	18,367	14,143
		167,608

Research Services - 0.31%
Nielsen Finance 13
4.803%, 08/08/2008	421,295	390,375

Retail - 0.12%
Quicksilver
7.750%, 08/10/2013	150,000	148,875

Semiconductors - 0.04%
Freescale Semiconductor, Inc.
5.014%, 12/01/2013	49,622	44,487

TOTAL BANK LOANS (Amortized Cost $5,197,121)		4,874,001

COMMON STOCKS - 0.16%
Telecommunications - 0.16%
American Tower Corp.(7)	3,930	162,427
Virgin Media, Inc.	3,372	38,441
		200,868
TOTAL COMMON STOCKS (Cost $220,178)		200,868

MONEY MARKET MUTUAL FUNDS - 3.28% Dreyfus Cash Advantage Plus Fund (2.66% 7-day yield)	4,090,206	4,090,206

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $4,090,206)		4,090,206

Total Investments - 98.24% (Amortized Cost $128,725,846)		$122,437,761

Other Assets in Excess of Liabilities - 1.76%		2,191,639

Net Assets - 100.00%		$124,629,400

(1) Amount represents less than 0.005% of net assets.

(2) Step Bond. Coupon increases periodically based upon a predetermined schedule.  Interest rate disclosed is the stated rate at a set date in the future.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,661,596, which represents approximately 9.36% of net assets as of August 31, 2008.

(4) Floating or variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(5) Security is currently in default/non-income producing.

(6) Pay-in-kind securities.

(7) Non-income producing.

(8) This security is considered illiquid by the Investment Advisor.

(9) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

STONE HAROBR INVESTMENT FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”) is a Maryland business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts.  : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.  Unrealized Appreciation and Depreciation on Investments

At August 31, 2008 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$439,569	$—
Gross depreciation (excess of tax cost over value)	(559,648)	(8,173,903)
Net unrealized appreciation/(depreciation)	$(128,079)	$(8,173,903)
Cost of investments for income tax purposes	$35,307,910	$130,611,664

3. FAS 157 Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective June 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets:

	Stone Harbor Emerging Markets Debt Fund		Stone Harbor High Yield Bond Fund
				Other Financial
				Instruments* -
				Unrealized
	Investments in	Other Financial Instruments* -	Investments in	Appreciation
Valuation Inputs	Securities at Value	Unrealized Appreciation	Securities at Value	(Depreciation)
Level 1 - Quoted Prices	—	$—	$200,868	$—
Level 2 - Other Significant Observable Inputs	$34,484,795	53,326	121,695,271	—
Level 3 - Significant Unobservable Inputs	695,036	—	541,622	—
Total	$35,179,831	$53,326	$122,437,761	$—

* Other financial instruments include forward foreign currency contracts.

The Funds’ schedules of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	October 29, 2008

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 29, 2008

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